                          ANNUAL REPORT / MARCH 31 2001

                            AIM TAX-EXEMPT CASH FUND


                                    [Artwork]


                                [AIM FUNDS LOGO]

                           -- Registered Trademark --

                        ANNUAL REPORT / CHAIRMAN'S LETTER

                    Dear Fellow Shareholder:

                    AIM Tax-Exempt Cash Fund continued to provide attractive
[PHOTO OF           tax-free income during the year ended March 31, 2001. At the
ROBERT H.           end of the reporting period, the fund posted a seven-day
GRAHAM]             effective yield of 3.10% and a seven-day yield of 3.06%.
                    Translated to its taxable- equivalent yield, the fund's seven-day effective yield was 4.54% based on net asset value and adjusted for the highest marginal federal tax rate of 39.6%. The taxable-equivalent yield is calculated in the same manner as the standard yield, with an adjustment for the stated assumed tax rate.
                        Concerns about interest rates and declining corporate
                    earnings growth weighed heavily on equity markets and drove many investors into such safe havens as money market funds during the reporting period.

MARKET UNCERTAINTY CONTINUES
After aggressively raising interest rates through May 2000 to stave off inflation, the Federal Reserve Board (the Fed) left interest rates unchanged for the remainder of the year. However, in late summer and early fall, rising oil prices, unrest in the Middle East and unease about corporate earnings shortfalls combined to produce a steep market decline following the considerable volatility that had whipsawed investors just months earlier.
    Uncertainty about the outcome of the presidential election also roiled markets, and even its December resolution failed to produce a sustained rally. By then, the Fed indicated that it might consider cutting interest rates in the wake of indications of slower economic growth, but the Fed's bias shift was insufficient to counteract investors' concerns; most key market indexes recorded losses for 2000.
    Then in January 2001, the Fed cut short-term interest rates twice--first in a rare inter-meeting move and then at its scheduled month-end meeting--for a full percentage-point reduction, leaving the federal funds rate (the rate banks charge one another for overnight loans) at 5.5%. While markets immediately rallied, the excitement gave way to further trepidation about the slowing economy and uncertain corporate earnings.
    The interest-rate environment has been a study in contrasts. For 2000, government markets were the best-performing fixed-income sector, with longer-maturity issues outperforming shorter-maturity issues. Even so, while interest rates across the Treasury yield curve have fluctuated, the short end has seen the most movement since our last report to you, while the yield curve has flattened from its previously inverted state. The government's buyback program, spurred by its budget surplus, may pick up steam in the months ahead and drive Treasury prices--which move conversely to yields--up even more.

FUND PROVIDES STABILITY, SAFETY
The fund continued to provide steady federally tax-exempt income and safety of principal in the midst of the difficult market environment. The fund maintained a weighted average maturity (WAM) in the 31- to 52-day range throughout the reporting period; at the end of the fiscal year, the WAM was 51.7 days. Total net assets in the fund stood at $63.48 million at the end of the reporting period.
    The fund maintained its strict adherence to an investment discipline of buying only securities of superior credit quality. Specifically, the fund invests only in "eligible securities" as defined in Rule 2a-7 under the Investment Company Act of 1940. "Eligible securities" are securities rated in one of the two highest categories by two nationally recognized statistical-rating organizations, or (if unrated) are determined by the fund's Board of Trustees to be of comparable quality to a rated security that meets such quality standards. An investment in this fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION
The Federal Reserve has indeed begun easing (with another 50-basis-point cut in March), and interest-rate reductions have historically been positive for economic growth. The management team will continue to look for opportunities to extend the fund's WAM with selected securities that offer appropriate risk/return tradeoffs.
    As always, please feel free to contact our Client Services department at 800-959-4246 if you have any questions or comments about this report on your fund. Automated information about your AIM account is available 24 hours a day on the AIM Investor Line at 800-246-5463, or visit our Web site at www.aimfunds.com for account or fund information.


Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman, A I M Advisors, Inc.


                            AIM TAX-EXEMPT CASH FUND

                                                             COVER ART:
                                                             SUMMER SOLSTICE III
                                                             BY ALLISON WATSON

                        ANNUAL REPORT / FOR CONSIDERATION


AIM PRIVACY POLICY

We are always aware that when you invest in an AIM fund, you entrust us with more than your money. You also share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
    AIM collects nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we use this information to administer your accounts with us through such activities as sending you transaction confirmations, annual reports, prospectuses and tax forms.
    Even within AIM, only people involved with servicing your accounts have access to your information. To ensure the highest level of confidentiality and security, AIM maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our Web site--www.aimfunds.com. More detail is available to you at that site.

                                  [Lock image]


 A I M Capital Management, Inc. o A I M Distributors, Inc. o The AIM Family of
        Funds--Registered Trademark-- o AMVESCAP National Trust Company

--------------------------------------------------------------------------------
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                            AIM TAX-EXEMPT CASH FUND

SCHEDULE OF INVESTMENTS
March 31, 2001

                                RATING(a)       PAR
                              S&P    MOODY'S   (000)       VALUE
SHORT-TERM MUNICIPAL
  OBLIGATIONS-90.86%

ALABAMA-1.92%

Montgomery (City of)
  Industrial Development
  Board (Industrial
  Partners Project);
  Refunding VRD Series 1989
  RB (LOC-Suntrust Bank)
  3.65%, 01/01/07(b)          --      Aa3      $1,220   $ 1,220,000
===================================================================

ALASKA-0.45%

Fairbanks North Star
  (Borough of); Unlimited
  Tax Series 2001 D GO
  7.00%, 02/01/02(c)          AAA     Aaa         275       282,862
===================================================================

ARIZONA-1.45%

Lake Havasu (City of);
  Refunding Series 1999 RB
  3.60%, 06/01/01(c)          AAA     Aaa         180       180,000
-------------------------------------------------------------------
Tempe (City of); Unlimited
  Tax Series 1992 GO
  8.00%, 07/01/01             AA+     Aa1         735       742,868
===================================================================
                                                            922,868
===================================================================

ARKANSAS-3.53%

Arkansas (University of)
  (Athletic
  Facilities-Razorback
  Stadium); Series 1999 RB
  3.55%, 09/15/01(c)          --      Aaa         940       941,460
-------------------------------------------------------------------
Arkansas (University of)
  (University of Arkansas
  for Medical Sciences
  Campus); Refunding VRD
  Series 1998 RB
  3.55%, 12/01/19(b)(c)       --     VMIG-1     1,300     1,300,000
===================================================================
                                                          2,241,460
===================================================================

COLORADO-0.68%

Adams and Weld (Counties
  of) School District #27J
  (Brighton); Unlimited Tax
  Series 2001 GO
  4.00%, 12/01/01(c)          AAA     Aaa         430       431,524
===================================================================

FLORIDA-14.91%

Dade (County of) Aviation
  Board; Refunding Series
  1995 A RB
  5.40%, 10/01/01(c)          AAA     Aaa          50        50,468
-------------------------------------------------------------------
Florida (State of) Capital
  Trust Agency; Multifamily
  Housing VRD Series 1999 B
  RB
  3.60%, 12/01/32 (Acquired
  01/27/00-03/23/01; Cost
  $5,638,000)(b)(c)(d)       A-1+      --       5,638     5,638,000
-------------------------------------------------------------------
Gulf Breeze (City of)
  Healthcare Facilities
  Authority (Heritage
  Healthcare Project); VRD
  Series 1999 RB
  3.60%, 01/01/24(b)          --     VMIG-1     3,200     3,200,000
-------------------------------------------------------------------

                                RATING(a)       PAR
                              S&P    MOODY'S   (000)       VALUE
FLORIDA-(CONTINUED)

Hollywood (City of) Water
  and Sewer; Series 1991 RB
  6.88%, 10/01/01(c)(e)(f)    AAA     Aaa      $  100   $   103,595
-------------------------------------------------------------------
Jacksonville (City of)
  (Gator Bowl Project);
  Capital Improvements
  Certificates Series 1994
  RB
  5.05%, 10/01/01(c)          AAA     Aaa         100       100,958
-------------------------------------------------------------------
Orange (County of) Health
  Facilities Authority
  (Presbyterian Retirement
  Project); VRD Series 1998
  RB (LOC-Bank of America
  N.A.)
  3.60%, 11/01/28(b)(g)       --       --         200       200,000
-------------------------------------------------------------------
Palm Beach (County of)
  (Land Acquisition
  Program); Unlimited Tax
  Series 1999 B GO
  4.00%, 08/01/01             AAA     Aa1         170       170,224
===================================================================
                                                          9,463,245
===================================================================

GEORGIA-3.04%

Dekalb Private Hospital
  Authority (Egleston
  Children's Hospital at
  Emory University); VRD
  Series 1994 A RAC
  (LOC-Suntrust Bank)
  3.45%, 03/01/24(b)         A-1+    VMIG-1     1,931     1,931,000
===================================================================

HAWAII-0.08%

Honolulu (City of);
  Unlimited Tax Series 1991
  A GO
  6.40%, 08/01/01(e)(f)       AAA     Aaa          50        50,904
===================================================================

IDAHO-0.60%

Idaho State Building
  Authority Series 2001 A
  RB
  4.00%, 09/01/01(c)          AAA     Aaa         380       380,897
===================================================================

ILLINOIS-11.17%

Chicago (City of); Limited
  Tax Series 1995 C GO
  6.25%, 10/31/01(c)          AAA     Aaa         250       253,890
-------------------------------------------------------------------
Kane Cook & Du Page
  (Counties of) Illinois
  School District #46
  (Elgin); Unlimited Tax
  Series 2000 GO
  5.75%, 01/01/02(c)          --      Aaa         400       406,855
-------------------------------------------------------------------
McHenry and Lake (Counties
  of) Community Consumer
  School District #15;
  Limited Tax Debt
  Certificates Series 2001
  GO
  4.25%, 12/01/01(c)          --      Aaa         250       251,208
-------------------------------------------------------------------
Illinois Health Facilities
  Authority (Franciscan
  Eldercare Project);
  Refunding VRD Series 1996
  C RB (LOC-Lasalle
  National Bank)
  3.52%, 05/15/26(b)         A-1+      --       1,420     1,420,000
-------------------------------------------------------------------

                                RATING(a)       PAR
                              S&P    MOODY'S   (000)       VALUE
ILLINOIS-(CONTINUED)

Illinois Health Facilities
  Authority; (Loyola
  University Health
  System); VRD Taxable
  Series 1997 C RB
  5.20%, 07/01/24(b)(h)      A-1+    VMIG-1    $1,700   $ 1,700,000
-------------------------------------------------------------------
Illinois Health Facilities
  Authority; Revolving Fund
  Pooled VRD Series 1985 D RB
  (LOC-Bank One Illinois N.A.)
  3.55%, 08/01/15(b)          A-1    VMIG-1     2,394     2,394,000
-------------------------------------------------------------------
Illinois (State of);
  Refunding Unlimited Tax
  Series 1993 GO
  4.90%, 06/01/01             AA      Aa2         100       100,000
-------------------------------------------------------------------
Illinois (State of) Sales
  Tax; Series 1994 U RB
  4.50%, 06/15/01             AAA     Aa2         400       401,134
-------------------------------------------------------------------
Whiteside (County of)
  Community Unit School
  District #6 (Morrison);
  Refunding Unlimited Tax
  Series 1993 GO
  4.20%, 12/30/01(c)          AAA     Aaa         165       165,000
===================================================================
                                                          7,092,087
===================================================================

INDIANA-0.08%

Indiana Health Facilities
  Financing Authority
  (Community Hospitals
  Project); VRD Series 2000
  A RB (LOC-Bank of America)
  3.55%, 07/01/28(b)         A-1+      --          50        50,000
===================================================================

IOWA-1.73%

Iowa (State of) Higher
  Education Loan Authority
  (Private College
  Facilities-Grand View
  Project); VRD Series 2000
  RB (LOC-Firstar Bank N.A.)
  3.90%; 10/01/25(b)          A-1               1,100     1,100,000
===================================================================

KENTUCKY-0.47%

Jefferson (County of)
  School District Finance
  Corporation; School
  Building Series 2000 A RB
  5.13%, 07/01/01             AA-     Aa3         300       300,517
===================================================================

LOUISIANA-0.79%

Baton Rouge (City of) Sales
  and Use Tax (Public
  Improvement Project);
  Refunding Series 1998 A RB
  4.00%, 08/01/01(c)          AAA     Aaa         500       500,810
===================================================================

MARYLAND-3.94%

Baltimore (County of)
  Economic Development
  (Blue Circle Inc. Project);
  VRD Series 1992 RB
  (LOC-Den Danske Bank A/S)
  3.60%, 12/01/17(b)          --     VMIG-1     2,500     2,500,000
===================================================================

                                RATING(a)       PAR
                              S&P    MOODY'S   (000)       VALUE

MASSACHUSETTS-0.16%

New Bedford (City of)
  (Municipal Purpose Loan);
  Limited Tax Series 1995 GO
  4.75%, 10/15/01(c)          AAA     Aaa      $  100   $   100,735
===================================================================

MICHIGAN-1.01%

Grosse Point (City of)
  Public Schools System;
  Limited Tax Series 2001 GO
  4.00%, 05/01/01             --      Aa2         335       335,071
-------------------------------------------------------------------
Michigan (State of)
  Municipal Bond Authority
  (Local Government Loan
  Program-Qualified
  Schools); Series 1991 RB
  6.95%, 05/15/01(e)(f)       AAA     Aaa         200       204,782
-------------------------------------------------------------------
Plymouth (Township of)
  Economic Development
  Corp. (Key International
  Manufacturing Inc. Project);
  VRD Series 1984 RB
  (LOC-Nations Bank)
  3.50%, 07/01/04(b)(i)       --       --         100       100,000
===================================================================
                                                            639,853
===================================================================

MINNESOTA-2.14%

Fairview Hospital and
  Healthcare Services; ACES
  Taxable VRD Series 1994 A RB
  5.15%, 11/01/15(b)(c)(h)    A-1    VMIG-1     1,000     1,000,000
-------------------------------------------------------------------
Savage (City of); Unlimited
  Tax Series 2001 A GO
  4.25%, 02/01/02(c)          --      Aaa         355       357,580
===================================================================
                                                          1,357,580
===================================================================

MISSOURI-0.95%

Jackson (County of)
  Reordinance School District
  #4 (Blue Springs); Unlimited
  Tax Series 1995 GO
  5.65%, 03/01/02(e)(f)       AAA     Aaa         100       102,006
-------------------------------------------------------------------
Missouri (State of) Health
  and Educational
  Facilities Authority
  (Washington University);
  Series 2000 D RB
  4.45%, 06/15/01             AA+     Aa1         250       250,000
-------------------------------------------------------------------
Sikeston (City of);
  Electric Refunding
  Series 1992 RB
  5.70%, 06/01/01(c)          AAA     Aaa         250       250,463
===================================================================
                                                            602,469
===================================================================

MONTANA-0.79%

Missoula (County of)
  (Washington Corp. Project);
  Floating Rate Monthly
  Demand Series 1984 IDR
  (LOC-Bank of Montreal)
  3.51%, 11/01/04(b)          --     VMIG-1       500       500,000
===================================================================

NEBRASKA-1.25%

Omaha (City of) Airport
  Authority; Series 1991 RB
  8.38%, 01/01/02(e)(f)       AAA     Aaa         750       793,210
===================================================================

                                RATING(a)       PAR
                              S&P    MOODY'S   (000)       VALUE

NEVADA-0.39%

Washoe (County of) School
  District; Limited Tax
  Series 1998 GO
  4.25%, 06/01/01(c)          AAA     Aaa      $  250   $   250,350
===================================================================

NEW HAMPSHIRE-2.21%

New Hampshire Higher
  Education and Health
  Facilities Authority (VHA
  New England Inc.); VRD
  Series 1985 C RB
  3.55%, 12/01/25(b)(c)      A-1+      --       1,400     1,400,000
===================================================================

NEW MEXICO-0.64%

Farmington (City of)
  Municipal School District
  #5; Refunding Unlimited
  Tax Series 2001 GO
  4.25%, 09/01/01(c)          --       A1         100       100,261
-------------------------------------------------------------------
New Mexico (State of)
  Finance Authority (Public
  Project); Revolving Fund
  Series 2000 C RB
  4.35%, 06/01/01(c)          AAA     Aaa         305       305,000
===================================================================
                                                            405,261
===================================================================

NEW YORK-1.15%

Port Chester Union Free
  School District,
  Unlimited Tax Series 2000
  GO
  5.13%, 06/15/01(c)          --      Aaa         730       730,901
===================================================================

NORTH CAROLINA-0.16%

Mecklenburg (County of)
  (Public Improvement);
  Unlimited Tax Series 1998
  B GO
  4.30%, 2/01/02              AAA     Aaa         100       100,856
===================================================================

OHIO-1.17%

Columbus (City of); Water
  System Refunding Series
  1991 RB
  6.10%, 11/01/01(e)(f)       AAA     Aaa         300       310,349
-------------------------------------------------------------------
Cuyahoga (County of) (Jail
  Facilities); Unlimited
  Tax Series 1991 GO
  7.00%, 10/01/01(e)(f)       AAA     Aaa         130       134,282
-------------------------------------------------------------------
Delaware (County of)
  (Radiation Sterilizers,
  Inc.); VRD Series 1984
  IDR (LOC-Comerica Bank)
  3.60%, 12/01/04(b)          A-1      --         300       300,000
===================================================================
                                                            744,631
===================================================================

OKLAHOMA-1.58%

Oklahoma (State of) Water
  Reserve Board; Series
  2001 RB
  4.00%, 10/01/01            SP-1+     --         280       281,036
-------------------------------------------------------------------
Tulsa (City of) Industrial
  Authority (Tulsa Regional
  Medical Center); Series
  1991 A RB
  7.63%, 06/01/01(e)(f)       AAA     Aaa          45        46,181
-------------------------------------------------------------------

                                RATING(a)       PAR
                              S&P    MOODY'S   (000)       VALUE
OKLAHOMA-(CONTINUED)

Tulsa (County of)
  Independent School
  District #9 (Union Board
  of Education); Unlimited
  Tax Series 1998 GO
  4.50%, 06/01/01             AA      Aa2      $  350   $   350,167
-------------------------------------------------------------------
Tulsa (County of)
  Industrial Authority (St.
  Francis Hospital Inc.);
  Healthcare Series 1991 RB
  6.60%, 06/15/01(e)(f)       AAA     Aaa          15        15,376
-------------------------------------------------------------------
Tulsa (County of)
  Industrial Authority (St.
  Francis Hospital Inc.);
  Healthcare Series 1991 RB
  6.60%, 06/15/01(c)(e)(f)    AAA     Aaa         150       153,795
-------------------------------------------------------------------
Tulsa (County of)
  Industrial Authority (St.
  Francis Hospital Inc.);
  Healthcare Series 1991 RB
  6.75%, 06/15/01(e)(f)       AAA     Aaa         150       153,841
===================================================================
                                                          1,000,396
===================================================================

PENNSYLVANIA-4.57%

Eagle Tax Exempt Trust;
  Class A Series COP
  3.55%, 05/01/07(b)(c)(j)    AAA     Aaa       1,295     1,295,000
-------------------------------------------------------------------
Philadelphia (City of) Gas
  Works; First Series 1998
  A RB
  4.75%, 07/01/01(c)          AAA     Aaa       1,000     1,001,083
-------------------------------------------------------------------
Rose Tree Media School
  District; Unlimited Tax
  Series 1992 A GO
  6.15%, 09/15/01(c)(e)(f)    AAA     Aaa         600       607,772
===================================================================
                                                          2,903,855
===================================================================

SOUTH CAROLINA-1.78%

Berkeley (County of) Water
  and Sewer; Refunding and
  Improvement Series 1991
  RB
  7.00%, 06/01/01(e)(f)       AAA     Aaa         225       230,809
-------------------------------------------------------------------
Greenville (City of)
  Hospital Systems
  Facilities; Series 1996 A
  RB
  4.75%, 05/01/01             AA      Aa3         900       900,715
===================================================================
                                                          1,131,524
===================================================================

TENNESSEE-3.37%

Nashville and Davidson
  (Counties of) (Amberwood
  Ltd. Project); Metro
  Government Mutifamily
  Housing Refunding VRD
  Series 1993 A IDR
  (LOC-Commerzbank A.G.)
  3.75%, 07/01/13(b)          A-1     P-1       1,140     1,140,000
-------------------------------------------------------------------
Sevier (County of) Public
  Building Authority (Local
  Government- Public
  Improvement); Adjustable
  Series 1995 A
  3.50%, 06/01/15(b)(c)       AAA    VMIG-1     1,000     1,000,000
===================================================================
                                                          2,140,000
===================================================================

                                RATING(a)       PAR
                              S&P    MOODY'S   (000)       VALUE

TEXAS-9.40%

Bexar (County of) Housing
  Finance Authority
  (Fountainhead
  Apartments); Multifamily
  Refunding VRD Series 1996
  RB
  3.45%, 09/15/26(b)         A-1+      --      $1,387   $ 1,387,000
-------------------------------------------------------------------
Central Texas College
  District (Combined
  Building Use Fee); Series
  1993 RB
  4.80%, 05/15/01(c)(e)(f)    AAA     Aaa         370       370,215
-------------------------------------------------------------------
Crowley (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series 1991
  GO
  6.50%, 08/01/01(c)(e)(f)    AAA     Aaa         400       403,409
-------------------------------------------------------------------
Gulf Coast Waste Disposal
  Authority (Bayport Area
  Systems); Refunding
  Series 1992 A RB
  6.70%, 10/01/01(c)(e)(f)    AAA     Aaa         500       508,265
-------------------------------------------------------------------
Lubbock (City of);
  Refunding Unlimited Tax
  Series 1999 GO
  4.00%, 02/15/02             AA+     Aa2         100       100,596
-------------------------------------------------------------------
North Central Texas Health
  Facilities Development
  Corp. (Retirement
  Facilities-Northwest
  Senior Housing); VRD
  Series 1999 C RB
  (LOC-Lasalle Bank N.A.)
  3.52%, 11/15/29(b)         A-1+      --         600       600,000
-------------------------------------------------------------------
Paris (City of); Refunding
  Unlimited Tax Series 1991
  GO
  6.30%, 12/15/01(c)(e)(f)    AAA     Aaa         130       132,682
-------------------------------------------------------------------
Queen (City of) Independent
  School District;
  Unlimited Tax Series 1991
  GO
  6.50%, 08/15/01(e)(f)       AAA     Aaa         100       100,949
-------------------------------------------------------------------
San Antonio (City of)
  Independent School
  District; Unlimited Tax
  Series 1999 GO
  4.10%, 08/15/01             AAA     Aaa         710       712,207
-------------------------------------------------------------------
Texas (State of) Water
  Development Board;
  Revolving Lien Series
  1996 A RB
  4.50%, 07/15/01             AAA     Aaa         250       250,672
-------------------------------------------------------------------
Trinity River Industrial
  Development Authority
  (Radiation Sterilizers);
  VRD Series 1985 A IDR
  (LOC-Comerica Bank)
  3.60%, 11/01/05(b)          A-1      --       1,400     1,400,000
===================================================================
                                                          5,965,995
===================================================================

UTAH-2.99%

Salt Lake (County of)
  Housing Authority (Santa
  Fe Apartments Project);
  Multifamily Housing
  Refunding VRD Series 1992
  RB (LOC-Dresdner Bank AG)
  3.55%, 07/01/22(b)          --     VMIG-1     1,900     1,900,000
===================================================================

                                RATING(a)       PAR
                              S&P    MOODY'S   (000)       VALUE

VIRGINIA-2.36%

Norfolk (City of)
  Industrial Development
  Authority (Sentara Health
  System); Commercial Paper
  Notes
  2.95%, 04/02/01            A-1+     P-1      $1,500   $ 1,500,000
===================================================================

WASHINGTON-1.11%

Port Townsend (City of)
  Industrial Development
  Corp. (Port Townsend
  Paper Corp.); VRD Series
  1988 A RB (LOC-ABN Amro
  Bank N.V.)
  3.60%, 03/01/09(b)          --     VMIG-1       500       500,000
-------------------------------------------------------------------
Washington (State of);
  Refunding Unlimited Tax
  Series 1992 R-92 C GO
  5.60%, 09/01/01             AA+     Aa1         200       202,026
===================================================================
                                                            702,026
===================================================================

WEST VIRGINIA-0.76%

Jefferson (County of) Board
  of Education; Refunding
  Unlimited Public School
  Tax Series 2000 GO
  4.75%, 07/01/01             AA-      --         480       480,290
===================================================================

WISCONSIN-5.65%

Boyceville (City of)
  Community School
  District; Refunding
  Unlimited Tax Series 2001
  GO
  4.00%, 03/01/02(c)          --      Aaa         425       426,885
-------------------------------------------------------------------
Grande Chute (City of);
  Promissory Notes
  Unlimited Tax Series 2000
  GO
  4.55%, 06/01/01(c)          --       A2         350       350,000
-------------------------------------------------------------------
Milwaukee (City of);
  Unlimited Tax Series 1991
  BZ GO
  6.30%, 06/15/01             AA      Aa2       1,000     1,004,236
-------------------------------------------------------------------
Monona Grove (City of)
  School District;
  Promissory Notes
  Unlimited Tax Series 1994
  GO
  5.65%, 03/01/02             AA-      --         590       602,060
-------------------------------------------------------------------
Walworth (County of);
  Promissory Notes
  Unlimited Tax Series 2001
  GO
  4.88%, 02/01/02             AA      Aa3         100       101,206
-------------------------------------------------------------------
Wauwatosa (City of);
  Promissory Notes
  Unlimited Tax Series 1999
  GO
  4.40%, 12/01/01             --      Aaa         100       100,581
-------------------------------------------------------------------
Wisconsin (State of);
  Refunding Unlimited Tax
  Series 1994 2 GO
  5.10%, 05/01/01             AA      Aa2       1,000     1,000,646
===================================================================
                                                          3,585,614
===================================================================

                                RATING(a)       PAR
                              S&P    MOODY'S   (000)       VALUE

WYOMING-0.43%

Wyoming (State of)
  Community Development
  Authority; Housing Series
  1995 4 RB
  4.90%, 12/01/01             AA      Aa2      $  270   $   272,464
===================================================================
    Total Short-Term Municipal
      Obligations (Cost
      $57,676,184)                                       57,676,184
===================================================================

MASTER NOTE AGREEMENT(h)-4.41%

BROKER/DEALER-4.41%

Merrill Lynch Mortgage
  Capital, Inc.
  5.57%, 08/20/01 (Cost
  $2,800,000)(k)                                2,800     2,800,000
===================================================================

                                               PAR
                                              (000)       VALUE

REPURCHASE AGREEMENTS(h)(l)-5.23%

Bank One Capital Markets, Inc.
  5.38%, 04/02/01(m)                          $  570   $   569,963
------------------------------------------------------------------
UBS Warburg (Switzerland)
  5.38%, 04/02/01(n)                           2,750     2,750,000
==================================================================
    Total Repurchase
      Agreements (Cost
      $3,319,963)                                        3,319,963
==================================================================
TOTAL INVESTMENTS-100.50% (Cost $63,796,147)(o)         63,796,147
==================================================================
OTHER ASSETS LESS
  LIABILITIES-(0.50)%                                     (315,963)
==================================================================
NET ASSETS-100.00%                                     $63,480,184
__________________________________________________________________
==================================================================

Abbreviations:

ACES  - Automatically Convertible Securities
COP   - Certificates of Participation
GO    - General Obligation Bonds
IDR   - Industrial Development Revenue Bonds
LOC   - Letter of Credit
RAC   - Revenue Anticipation Certificates
RB    - Revenue Bonds
VRD   - Variable Rate Demand

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). Ratings are not covered by Report of Independent Auditors.
(b) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined periodically. Rate shown is the rate in effect on 03/31/01.
(c) Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(d) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value of this security at 03/31/01 represented 8.88% of the Fund's net assets.
(e)  Secured by an escrow fund of U.S. Treasury Obligations.
(f) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(g)  The rating for the following security is assigned by Fitch IBCA ("Fitch"):

                          SECURITY                            RATING
                          --------                            ------
Orange (County of) Health Facilities Authority..............   F1+

(h)  Interest does not qualify as exempt interest for federal tax purposes.
(i) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Trustees and followed by the investment advisor.
(j) These certificates of participation instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically.
(k) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 03/31/01.
(l) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(m) Joint repurchase agreement entered into 03/30/01 with a maturing value of $150,067,250. Collateralized by $154,170,000 U.S. Government obligations, 0% to 7.00% due 06/28/01 to 05/27/09 with an aggregate market value at 03/31/01 of $153,002,147.
(n) Joint repurchase agreement entered into 03/30/01 with a maturing value of $1,000,448,333. Collateralized by $1,161,456,812 U.S. Government
     obligations, 5.00% to 10.50% due 08/01/03 to 04/01/31 with an aggregate market value at 03/31/01 of $1,020,002,718.
(o)  Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2001

ASSETS:

Investments, at value (amortized cost)            $63,796,147
-------------------------------------------------------------
Receivables for:
  Fund shares sold                                  1,483,788
-------------------------------------------------------------
  Interest                                            439,502
-------------------------------------------------------------
Investment for deferred compensation plan              39,548
-------------------------------------------------------------
Other assets                                           19,807
=============================================================
    Total assets                                  $65,778,792
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             1,959,346
-------------------------------------------------------------
  Fund shares reacquired                              251,242
-------------------------------------------------------------
  Dividends                                             4,888
-------------------------------------------------------------
  Deferred compensation plan                           39,548
-------------------------------------------------------------
Accrued administrative services fees                    7,847
-------------------------------------------------------------
Accrued distribution fees                              15,059
-------------------------------------------------------------
Accrued transfer agent fees                             1,425
-------------------------------------------------------------
Accrued operating expenses                             19,253
=============================================================
    Total liabilities                               2,298,608
=============================================================
Net assets applicable to shares outstanding       $63,480,184
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Outstanding                                        63,472,537
_____________________________________________________________
=============================================================
Net asset value, offering and redemption
  price per share                                 $      1.00
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS
For the year ended March 31, 2001

INVESTMENT INCOME:

Interest                                          $2,702,447
============================================================

EXPENSES:

Advisory fees                                        213,058
------------------------------------------------------------
Administrative services fees                          50,000
------------------------------------------------------------
Custodian fees                                         3,626
------------------------------------------------------------
Distribution fees                                    152,187
------------------------------------------------------------
Transfer agent fees                                   44,586
------------------------------------------------------------
Trustees' fees                                         7,873
------------------------------------------------------------
Registration and filing fees                          50,736
------------------------------------------------------------
Other                                                 33,281
============================================================
    Total expenses                                   555,347
============================================================
Less: Fees waived                                    (91,312)
------------------------------------------------------------
    Expenses paid indirectly                          (1,124)
============================================================
    Net expenses                                     462,911
============================================================
Net investment income                              2,239,536
============================================================

REALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from investment securities           9,459
============================================================
Net increase in net assets resulting from
  operations                                      $2,248,995
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended March 31, 2001 and 2000

                                                                 2001           2000
                                                              -----------    -----------
OPERATIONS:

  Net investment income                                       $ 2,239,536    $ 1,702,707
----------------------------------------------------------------------------------------
  Net realized gain from investment securities                      9,459             --
========================================================================================
    Net increase in net assets resulting from operations        2,248,995      1,702,707
========================================================================================
Distributions to shareholders from net investment income       (2,241,610)    (1,730,612)
----------------------------------------------------------------------------------------
Share transactions-net                                          3,032,560       (690,854)
========================================================================================
    Net increase (decrease) in net assets                       3,039,945       (718,759)
========================================================================================

NET ASSETS:

  Beginning of year                                            60,440,239     61,158,998
========================================================================================
  End of year                                                 $63,480,184    $60,440,239
________________________________________________________________________________________
========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $63,454,051    $60,421,491
----------------------------------------------------------------------------------------
  Undistributed net investment income                              21,244         23,318
----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                      4,889         (4,570)
========================================================================================
                                                              $63,480,184    $60,440,239
________________________________________________________________________________________
========================================================================================

NOTES TO FINANCIAL STATEMENTS
March 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Cash Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four separate portfolios, each having an unlimited number of shares of beneficial interest. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to earn the highest level of current income exempt from federal income taxes that is consistent with the preservation of capital and liquidity.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. Distributions -- It is the policy of the Fund to declare dividends from net investment income daily and pay monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Bond Premiums -- It has been the policy of the Fund to amortize market premiums on bonds, but not to amortize market discounts on bonds for financial statement reporting purposes. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The fund expects that the impact of the adoption of this principle will not be material to the financial statements.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.35% of the Fund's average daily net assets.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2001, AIM was paid $50,000 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2001, AFS was paid $33,045 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to the Fund whereby the Fund will pay AIM Distributors compensation up to a maximum annual rate of 0.25% of the Fund's average daily net assets for services related to the sale and distribution of the Fund's shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Fund to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total sales charges, including asset-based sales charges that may be paid by the Fund. Currently, AIM Distributors has agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan equals 0.10% of the Fund's average daily net assets. For the year ended March 31, 2001, the Fund paid AIM Distributors $60,875 as compensation under the Plan. For the year ended March 31, 2001, AIM Distributors waived fees of $91,312.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended March 31, 2001, the Fund paid legal fees of $4,530 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended March 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,124 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $1,124.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended March 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-SHARE INFORMATION

Changes in shares outstanding during the years ended March 31, 2001 and 2000 were as follows:

                                                                         2001                            2000
                                                              ---------------------------    -----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              -----------    ------------    ------------    -------------
Sold                                                           85,771,473    $ 85,771,473      99,988,658    $  99,988,658
==========================================================================================================================
Issued as reinvestment of dividends                             2,175,855       2,175,855       1,656,515        1,656,515
==========================================================================================================================
Reacquired                                                    (84,914,768)    (84,914,768)   (102,336,027)    (102,336,027)
==========================================================================================================================
                                                                3,032,560    $  3,032,560        (690,854)   $    (690,854)
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 7-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             YEAR ENDED MARCH 31,
                                                              ---------------------------------------------------
                                                               2001       2000       1999       1998       1997
                                                              -------    -------    -------    -------    -------
Net asset value, beginning of period                          $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04       0.03       0.03       0.03       0.03
=================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.04)     (0.03)     (0.03)     (0.03)     (0.03)
=================================================================================================================
Net asset value, end of period                                $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
_________________________________________________________________________________________________________________
=================================================================================================================
Total return                                                     3.76%      3.05%      2.90%      3.12%      2.82%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $63,480    $60,440    $61,159    $51,934    $56,880
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               0.76%(a)   0.80%      0.79%      0.83%      1.04%
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            0.91%(a)   0.95%      0.94%      0.98%      1.19%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of net investment income to average net assets             3.68%      2.99%      2.83%      3.07%      2.78%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Ratios are based on average daily net assets of $60,874,673.

NOTE 8-CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS (UNAUDITED)

KPMG LLP was previously the independent public accountants for the Fund. Due to an investment in another fund within The AIM Family of Funds, which KPMG LLP represented to the Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as Fund auditors on December 28, 2000. The Board of Trustees of the Trust, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed Ernst & Young LLP as independent public accountants to audit the financial statements of the Fund. KPMG LLP had served as independent public accountants for the two years ended March 31, 2000. The audit reports of KPMG LLP on the financial statements of the Fund for the two years ended March 31, 2000 did not contain any adverse opinions or disclaimer of opinions, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In connection with the audits for the two years ended March 31, 2000, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinions to the subject matter of the disagreement.

  Neither the Fund nor anyone on its behalf consulted with Ernst & Young LLP at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinions that might be rendered on the Fund's financial statements.

                       REPORT OF INDEPENDENT AUDITORS

                       To the Shareholders of AIM Tax-Exempt Cash Fund and Board of Trustees of AIM-Tax Exempt Funds:

                       We have audited the accompanying statement of assets and liabilities of AIM Tax-Exempt Cash Fund (a portfolio of AIM Tax-Exempt Funds), including the schedule of investments, as of March 31, 2001, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2000, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report dated May 1, 2000, expressed an unqualified opinion on those statements and financial highlights.

                       We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                       In our opinion, the 2001 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Tax-Exempt Cash Fund at March 31, 2001, and the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                       /s/ ERNST & YOUNG LLP

                       May 10, 2001
                       Houston, Texas

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM Tax-Exempt Cash Fund (the "Fund"), a portfolio of AIM Tax-Exempt Funds, Inc., a Maryland corporation (the "Company"), reorganized as AIM Tax-Exempt Funds, a Delaware business trust (the "Trust"), was held on May 3, 2000. The meeting was held for the following purposes:

(1)* To elect the following Directors: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2)* To approve an Agreement and Plan of Reorganization which provides for the reorganization of the Company as a Delaware business trust.

(3) To approve a new Master Investment Advisory Agreement with A I M Advisors, Inc.

(4)  To approve changing the fundamental investment restrictions of the Fund.

(5) To approve changing the investment objective of the Fund so that it is non-fundamental.

(6) To ratify the selection of KPMG LLP as independent accountants of the Fund for the fiscal year ending in 2000.

The results of the voting on the above matters were as follows:

                                                                                     Withheld/
        Directors/Matter                                              Votes For     Abstentions
        ----------------                                              ---------     -----------
(1)*    Charles T. Bauer............................................  79,445,834     1,848,446
        Bruce L. Crockett...........................................  79,456,162     1,838,118
        Owen Daly II................................................  79,446,636     1,847,644
        Edward K. Dunn, Jr..........................................  79,460,479     1,833,801
        Jack M. Fields..............................................  79,448,895     1,833,801
        Carl Frischling.............................................  79,460,915     1,845,385
        Robert H. Graham............................................  79,460,479     1,833,365
        Prema Mathai-Davis..........................................  79,456,098     1,838,182
        Lewis F. Pennock............................................  79,460,479     1,833,801
        Louis S. Sklar..............................................  79,435,407     1,858,873

                                                                                                           Withheld/
        Matter                                                             Votes For     Votes Against    Abstentions
        ------                                                             ---------     -------------    -----------
(2)*    Approval of an Agreement and Plan of Reorganization which
        provides for the reorganization of AIM Tax-Exempt Funds,
        Inc., as a Delaware business trust...............................  61,498,975             1       19,805,304**
(3)     Approval of a new Master Investment Advisory Agreement with
        A I M Advisors, Inc. ............................................  38,959,668       342,190        2,225,572**
(4)(a)  Approval of changing the Fundamental Restriction on Issuer
        Diversification..................................................  38,569,674       407,995        2,549,761**
(4)(b)  Approval of changing the Fundamental Restriction on
        Borrowing Money and Issuing Senior Securities....................  38,627,863       349,840        2,549,727**
(4)(c)  Approval of the Elimination of Fundamental Restriction on
        Purchasing Securities while Borrowings Exceed 5% of Total
        Assets...........................................................  38,351,363       569,389        2,606,678**
(4)(d)  Approval of changing the Fundamental Restriction on
        Underwriting Securities..........................................  38,790,987       464,886        2,271,557**
(4)(e)  Approval of changing the Fundamental Restriction on Industry
        Concentration....................................................  38,780,815       420,102        2,326,513**
(4)(f)  Approval of changing the Fundamental Restriction on
        Purchasing or Selling Real Estate................................  38,814,217       442,416        2,270,797**
(4)(g)  Approval of changing the Fundamental Restriction on
        Purchasing or Selling Commodities or Commodities Futures
        Contracts........................................................  38,691,688       509,989        2,325,753**
(4)(h)  Approval of changing the Fundamental Restriction on Making
        Loans............................................................  38,758,485       425,753        2,343,192**
(4)(i)  Approval of a new Fundamental Investment Restriction on
        Investing all of the Fund's Assets in an Open-End Fund...........  38,556,639       627,599        2,343,192**
(4)(j)  Approval of the Elimination of Fundamental Restriction on
        Margin Transactions, Short Sales of Securities and Puts,
        Calls, Straddles, Spreads or Combinations Thereof................  38,689,658       462,319        2,375,453**
(4)(k)  Approval of the Elimination of Fundamental Restriction on
        Pledging, Mortgaging or Hypothecating Assets.....................  38,706,190       443,031        2,378,209**
(5)     Approval of changing the Investment Objectives of the Fund
        so that it is Non-Fundamental....................................  38,328,539       446,531        2,752,360**
(6)     Ratification of the selection of KPMG LLP as Independent
        Accountants of the Fund..........................................  40,060,012       128,148        1,339,270

* Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Tax-Exempt Funds, Inc.

** Includes Broker Non-Votes

Effective September 30, 2000, Charles T. Bauer retired from his positions as an officer and trustee of the Trust and Robert H. Graham succeeded Mr. Bauer as Chairman of the Board.

BOARD OF TRUSTEES                            OFFICERS                                 OFFICE OF THE FUND

Bruce L. Crockett                            Robert H. Graham                         11 Greenway Plaza
Director                                     Chairman and President                   Suite 100
ACE Limited;                                                                          Houston, TX 77046
Formerly Director, President, and            Carol F. Relihan
Chief Executive Officer                      Senior Vice President and                INVESTMENT ADVISOR
COMSAT Corporation                           Secretary
                                                                                      A I M Advisors, Inc.
Owen Daly II                                 Gary T. Crum                             11 Greenway Plaza
Formerly, Director                           Senior Vice President                    Suite 100
Cortland Trust, Inc.                                                                  Houston, TX 77046
                                             Dana R. Sutton
Albert R. Dowden                             Vice President and Treasurer             TRANSFER AGENT
Chairman of the Board of Directors,
Cortland Trust, Inc.                         Melville B. Cox                          A I M Fund Services, Inc.
and DHJ Media, Inc.;                         Vice President                           P.O. Box 4739
and Director, Magellan Insurance                                                      Houston, TX 77210-4739
Company                                      Karen Dunn Kelley
                                             Vice President                           CUSTODIAN
Edward K. Dunn Jr.
Chairman, Mercantile Mortgage Corp.;         Mary J. Benson                           The Bank of New York
Formerly Vice Chairman, President            Assistant Vice President and             90 Washington Street, 11th Floor
and Chief Operating Officer,                 Assistant Treasurer                      New York, NY 10286
Mercantile-Safe Deposit & Trust Co.;
and President, Mercantile Bankshares         Sheri Steward Morris                     COUNSEL TO THE FUND
                                             Assistant Vice President and
Jack M. Fields                               Assistant Treasurer                      Ballard Spahr
Chief Executive Officer                                                               Andrews & Ingersoll, LLP
Twenty First Century Group, Inc.;            Juan E. Cabrera                          1735 Market Street
Formerly Member of the                       Assistant Secretary                      Philadelphia, PA 19103
U.S. House of Representatives
                                             Jim Coppedge                             COUNSEL TO THE TRUSTEES
Carl Frischling                              Assistant Secretary
Partner                                                                               Kramer, Levin, Naftalis & Frankel LLP
Kramer, Levin, Naftalis & Frankel LLP        Renee A. Friedli                         919 Third Avenue
                                             Assistant Secretary                      New York, NY 10022
Robert H. Graham
Director, President and Chief Executive      P. Michelle Grace                        DISTRIBUTOR
Officer A I M Management Group Inc.          Assistant Secretary
                                                                                      A I M Distributors, Inc.
Prema Mathai-Davis                           John H. Lively                           11 Greenway Plaza
Member, Visiting Committee,                  Assistant Secretary                      Suite 100
Harvard University Graduate                                                           Houston, TX 77046
School of Education, New School              Nancy L. Martin
University; Formerly, Chief                  Assistant Secretary                      AUDITORS
Executive Officer,
YWCA of the U.S.A.                           Ofelia M. Mayo                           Ernst & Young LLP
                                             Assistant Secretary                      1221 McKinney
Lewis F. Pennock                                                                      Houston, TX 77010
Partner, Pennock & Cooper                    Lisa A. Moss
                                             Assistant Secretary
Louis S. Sklar
Executive Vice President,                    Kathleen J. Pflueger
Development and Operations,                  Assistant Secretary
Hines Interests
Limited Partnership                          Stephen R. Rimes
                                             Assistant Secretary

                                             Timothy D. Yang
                                             Assistant Secretary

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2001.

AIM Tax-Exempt Cash Fund paid ordinary dividends in the amount of $0.0370 per share during its tax year ended March 31, 2001. Of this amount, 80.78% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the appropriate Form 1099-DIV.

THE AIM FAMILY OF FUNDS--Registered Trademark--


                                  EQUITY FUNDS

  DOMESTIC EQUITY FUNDS                   INTERNATIONAL/GLOBAL EQUITY FUNDS         A I M Management Group Inc. has provided
                                                                                    leadership in the mutual fund industry
     MORE AGGRESSIVE                               MORE AGGRESSIVE                  since 1976 and managed approximately
                                                                                    $154 billion in assets for nine million
AIM Small Cap Opportunities             AIM Latin American Growth                   shareholders, including individual
AIM Mid Cap Opportunities               AIM Developing Markets                      investors, corporate clients and
AIM Large Cap Opportunities(1)          AIM European Small Company                  financial institutions, as of March 31,
AIM Emerging Growth                     AIM Asian Growth                            2001.
AIM Small Cap Growth(2)                 AIM Japan Growth                                  The AIM Family of
AIM Aggressive Growth                   AIM International Emerging Growth           Funds--Registered Trademark-- is
AIM Mid Cap Growth                      AIM European Development                    distributed nationwide, and AIM today is
AIM Small Cap Equity                    AIM Euroland Growth                         the eighth-largest mutual fund complex
AIM Capital Development                 AIM Global Aggressive Growth                in the United States in assets under
AIM Constellation                       AIM International Equity                    management, according to Strategic
AIM Dent Demographic Trends             AIM Advisor International Value             Insight, an independent mutual fund
AIM Select Growth                       AIM Worldwide Spectrum                      monitor.
AIM Large Cap Growth                    AIM Global Trends                                 AIM is a subsidiary of AMVESCAP
AIM Weingarten                          AIM Global Growth                           PLC, one of the world's largest
AIM Mid Cap Equity                                                                  independent financial services companies
AIM Value II                                      MORE CONSERVATIVE                 with $370 billion in assets under
AIM Charter                                                                         management as of March 31, 2001.
AIM Value                                        SECTOR EQUITY FUNDS
AIM Blue Chip
AIM Basic Value                                    MORE AGGRESSIVE
AIM Large Cap Basic Value
AIM Balanced                            AIM New Technology
AIM Advisor Flex                        AIM Global Telecommunications and Technology
                                        AIM Global Infrastructure
    MORE CONSERVATIVE                   AIM Global Resources
                                        AIM Global Financial Services
                                        AIM Global Health Care
                                        AIM Global Consumer Products and Services
                                        AIM Advisor Real Estate
                                        AIM Global Utilities

                                                  MORE CONSERVATIVE


                               FIXED-INCOME FUNDS

TAXABLE FIXED-INCOME FUNDS                   TAX-FREE FIXED-INCOME FUNDS

     MORE AGGRESSIVE                               MORE AGGRESSIVE

AIM Strategic Income                    AIM High Income Municipal
AIM High Yield II                       AIM Tax-Exempt Bond of Connecticut
AIM High Yield                          AIM Municipal Bond
AIM Income                              AIM Tax-Free Intermediate
AIM Global Income                       AIM Tax-Exempt Cash
AIM Floating Rate(5)
AIM Intermediate Government                       MORE CONSERVATIVE
AIM Limited Maturity Treasury
AIM Money Market

    MORE CONSERVATIVE

The AIM risk spectrum shown above illustrates the relative risk of AIM's equity and fixed-income funds within a specified group of funds in The AIM Family of Funds--Registered Trademark--. When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. (1)AIM Large Cap Opportunities Fund closed to new investors Sept. 29, 2000. (2)AIM Small Cap Growth Fund is closed to new investors.
    FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after April 20, 2001, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

[DALBAR AWARD LOGO APPEARS HERE]                        [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--

                                                        INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

A I M Distributors, Inc.                                                TEC-AR-1